Loans and Allowance for Loan Losses - Loans Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans	$ 1,505,664	$ 1,285,230
Asset Pledged as Collateral without Right | FHLB advances
Financing Receivable, Allowance for Credit Loss [Line Items]
Net loans	$ 681,800